UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	08/31/09

FORM Na-CSR

Item 1.	Reports to Stockholders.

Dreyfus BASIC Municipal Money Market Fund

ANNUAL REPORT August 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund s Expenses

6	Comparing Your Fund s Expenses With Those of Other Funds

7	Statement of Investments

18	Statement of Assets and Liabilities

19	Statement of Operations

20	Statement of Changes in Net Assets

21	Financial Highlights

22	Notes to Financial Statements

28	Report of Independent Registered Public Accounting Firm

29	Important Tax Information

30	Board Members Information

33	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus BASIC Municipal Money Market Fund, covering the 12-month period from September 1, 2008, through August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009. Highly stimulative monetary and fiscal policies domestically and throughout the world, combined with the low cost of debt and equity capital compared to historical norms, already have sparked a rebound in industrial production as manufacturers replenish their depleted inventories. However, we continue to anticipate a slower-than-average recovery, with the unemployment rate likely to remain elevated over the next several quarters.

Both the taxable and tax-exempt short-term money markets have continued to reflect historically low short-term interest rates.As longer-term fixed income asset classes rallied strongly during the spring and summer of 2009, yields of money market funds remained at low levels despite significant outflows in recent months. Nonetheless, the need for daily liquidity can never be understated, and true money market mutual funds have continued to provide the safety of principal and liquidity that many investors expect. In these times of market flux, we urge you to speak with your financial adviser about your specific need for liquidity and the potential opportunities and obstacles that come with investing in today s changing investment environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman & Chief Executive Officer The Dreyfus Corporation September 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, Dreyfus BASIC Municipal Money Market Fund produced an annualized yield of 1.12%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.12%.1

Yields of tax-exempt money market instruments declined to and remained at historically low levels during the reporting period as the Federal Reserve Board (the Fed ) eased monetary policy to combat a recession and financial crisis.

The Fund s Investment Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality, municipal obligations that provide income exempt from federal personal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Money Market Yields Plunged During the Downturn

Economic conditions had deteriorated sharply over the fall of 2008 due to weakness in housing markets, rising unemployment and declining consumer confidence, which produced the longest and most severe

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. recession since the 1930s. In addition, the failures of major financial institutions sparked a global financial crisis that punished dealers and insurers of municipal money market instruments with severe investment losses. These developments caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes ( VRDNs ), and a surge in redemptions from some funds.

In response, the Fed aggressively reduced the overnight federal funds rate, from 2% at the start of the reporting period to a historically low range of 0% to 0.25%. In an effort to shore up investor confidence, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds. In this environment, money market yields fell to historically low levels.

Tighter lending restrictions imposed by most banks led to a decrease in the available supply ofVRDNs and tender option bonds, effectively increasing funding costs for municipalities in the short-term market. Consequently, more issuers instead have issued longer-term bonds. Meanwhile, demand for tax-exempt money market securities has remained robust from investors concerned about the likelihood of tax increases.The combination of limited supply and robust demand put additional downward pressure on tax-exempt money market yields.

Finally, the economic downturn damaged the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs.The resulting credit deterioration has further limited the supply of instruments meeting our investment criteria.

Amid Turmoil, a Focus on Quality and Liquidity

We focused throughout the reporting period on direct, high-quality municipal obligations that have been independently approved by our credit analysts.We generally favored instruments backed by pledged tax appropriations or revenues from facilities providing essential services.

4

After short-term interest rates fell to historical lows, we reduced the fund s weighted average maturity to a range that was shorter than industry averages in case of unexpected liquidity needs. Because yield differences have remained relatively narrow along the market s maturity range, this conservative positioning has not detracted materially from the fund s performance.

Preserving Capital Is Our Priority

Yields of instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who seem to be in better financial condition. However, we believe the prudent course in today s uncertain economic and market environment is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

September 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation, pursuant to an agreement in effect until such time as shareholders are given at least 90 days notice. Had these expenses not been absorbed, the fund s yield would have been 0.91% and the fund s effective yield would have been 0.91%.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2009

Expenses paid per $1,000	$2.27
Ending value (after expenses)	$1,002.90

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2009

Expenses paid per $1,000	$2.29
Ending value (after expenses)	$1,022.94

Expenses are equal to the fund s annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
August 31, 2009

Short-Term	Coupon	Maturity	Principal
Investments 99.8%	Rate (%)	Date	Amount ($)		Value ($)

Alabama 2.4%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects) (Liquidity
Facility; National Rural Utilities
Cooperative Finance Corporation
and LOC; National Rural Utilities
Cooperative Finance Corporation)	2.85	11/16/09	3,000,000		3,000,000
Evergreen Industrial Development
Board, Industrial Revenue,
Refunding (Tenax Manufacturing
Project) (LOC; San Paolo Bank)	0.48	9/7/09	2,300,000	[a]	2,300,000
Southeast Alabama Gas District,
Supply Project Revenue (Liquidity
Facility; Societe Generale)	0.13	9/1/09	2,000,000	[a]	2,000,000
Arizona 1.2%
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)	0.26	9/7/09	3,500,000	[a]	3,500,000
California 1.7%
Southern California Public Power
Authority, Transmission Project
Revenue, Refunding (Southern
Transmission Project) (Insured;
FSA and Liquidity Facility;
Westdeutsche Landesbank)	0.55	9/7/09	5,000,000	[a]	5,000,000
Colorado 3.7%
CollegeInvest,
Education Loan Revenue (LOC;
Lloyds TSB Bank PLC)	0.38	9/7/09	5,000,000	[a]	5,000,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)	0.70	9/7/09	3,500,000	[a]	3,500,000
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)	1.09	9/7/09	2,610,000	[a]	2,610,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Connecticut .3%
New Haven,
GO Notes, BAN	1.25	2/15/10	1,000,000		1,001,703
District of Columbia 2.7%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	0.27	9/7/09	5,975,000	[a,b]	5,975,000
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)	0.44	9/7/09	1,995,000	[a]	1,995,000
Florida 3.6%
Capital Trust Agency,
MFHR (Brittany Bay Apartments
Waterman s Crossing)
(Liquidity Facility; FHLMC
and LOC; FHLMC)	0.50	9/7/09	2,835,000	[a,b]	2,835,000
Escambia County Health Facilities
Authority, Healthcare
Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)	0.15	9/1/09	2,000,000	[a]	2,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wachovia Bank)	0.48	9/7/09	1,370,000	[a]	1,370,000
Orange County Health Facilities
Authority, HR (Orlando Regional
Healthcare System) (LOC; Branch
Banking and Trust Co.)	0.34	9/7/09	4,500,000	[a]	4,500,000
Georgia 3.7%
Clayton County Development
Authority, Revenue (DACC
Public Purpose Corporation II
Project) (LOC; Dexia Credit Locale)	1.65	9/7/09	4,570,000	[a]	4,570,000
Fulton County,
General Fund TAN	1.00	12/31/09	3,000,000		3,006,780
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	0.90	9/1/09	3,400,000		3,400,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Hawaii .5%
Hawaii,
GO Notes	6.00	10/1/09	1,400,000		1,406,341
Idaho .4%
Idaho Health Facilities Authority,
Revenue (Saint Luke s Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.19	9/1/09	1,245,000	[a]	1,245,000
Illinois 1.1%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
ABN-AMRO)	0.60	9/7/09	1,100,000	[a]	1,100,000
Illinois Finance Authority,
Revenue (Elgin Academy
Project) (LOC; Charter
One Bank NA)	3.11	9/7/09	2,185,000	[a]	2,185,000
Indiana 1.6%
Carmel Clay Schools,
GO Notes, TAW	2.75	12/31/09	3,610,000		3,630,813
Indiana Bond Bank,
Advance Funding Program Notes	2.00	1/5/10	1,000,000		1,005,376
Iowa 1.7%
Iowa Finance Authority,
SWDR (MidAmerican
Energy Project)	0.48	9/7/09	5,000,000	[a]	5,000,000
Kansas .6%
Shawnee,
IDR (Thrall Enterprises Inc.
Project) (LOC; ABN-AMRO)	0.60	9/7/09	1,800,000	[a]	1,800,000
Kentucky 1.6%
Williamstown,
Lease Program Revenue
(Kentucky League of
Cities Funding Trust)
(LOC; U.S. Bank NA)	0.19	9/7/09	4,910,000	[a]	4,910,000
Louisiana .9%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.77	9/7/09	2,800,000	[a]	2,800,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Maine .6%
Maine Municipal Bond Bank,
Revenue	4.00	11/1/09	1,825,000		1,835,757
Maryland 2.2%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	0.64	9/7/09	1,645,000	[a]	1,645,000
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.40	1/11/10	5,000,000		5,000,000
Massachusetts 3.6%
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.32	9/7/09	10,800,000	[a]	10,800,000
Michigan 11.0%
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.40	12/3/09	5,000,000		5,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.43	9/7/09	5,900,000	[a]	5,900,000
Michigan Strategic Fund,
LOR (Diocese of Grand Rapids
Educational and Cathedral
Square Project) (LOC; Fifth
Third Bank)	1.85	9/7/09	15,000,000	[a]	15,000,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	0.63	9/7/09	4,000,000	[a]	4,000,000
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	0.75	9/7/09	2,760,000	[a]	2,760,000
Minnesota 1.1%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.60	9/7/09	3,340,000	[a]	3,340,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Nevada 6.0%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	0.60	9/7/09	15,500,000	[a]	15,500,000
Nevada,
Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.00	12/1/09	2,500,000		2,528,210
New Hampshire 2.4%
Rockingham County,
GO Notes, TAN	1.25	12/18/09	7,000,000		7,011,294
New York 3.5%
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (LOC; Citibank
NA and Liquidity Facility;
Citibank NA)	0.63	9/7/09	3,000,000	[a,b]	3,000,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	4,000,000		4,021,224
New York City,
GO Notes (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.22	9/1/09	3,500,000	[a]	3,500,000
North Carolina 7.0%
Charlotte,
COP, CP (LOC; Wachovia Bank)	0.40	9/24/09	7,739,000		7,739,000
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
IDR (C.R. Onsrud, Inc.
Project) (LOC; Wachovia Bank)	0.58	9/7/09	2,805,000	[a]	2,805,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.33	9/7/09	4,000,000	[a]	4,000,000
North Carolina Medical Care
Commission, Health Care Facility
Revenue (Merlots Program)
(Providence Place Retirement
Community Nursing Home Project)
(Liquidity Facility; Wachovia Bank
and LOC; GNMA)	0.27	9/7/09	6,280,000	[a,b]	6,280,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Ohio 2.4%
Montgomery County,
Revenue, CP (Miami Valley
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	1.15	9/2/09	5,000,000		5,000,000
Ohio Turnpike Commission,
Turnpike Revenue, Refunding	2.00	2/15/10	2,105,000		2,119,294
Oklahoma 2.5%
Optima Municipal Authority,
Industrial Revenue (Seaboard
Project) (LOC; SunTrust Bank)	1.60	9/7/09	7,500,000	[a]	7,500,000
Pennsylvania 3.6%
Emmaus General Authority,
Local Government Revenue
(Bond Pool Program)
(LOC; U.S. Bank NA)	0.30	9/7/09	2,000,000	[a]	2,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	0.39	9/7/09	1,380,000	[a]	1,380,000
Pennsylvania Economic
Development Financing
Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Bank)	0.54	9/7/09	5,000,000	[a]	5,000,000
Philadelphia Authority for
Industrial Development,
Revenue (Gift of Life Donor
Program Project) (LOC;
Commerce Bank NA)	0.24	9/7/09	2,400,000	[a]	2,400,000
South Carolina 1.7%
South Carolina Jobs-Economic
Development Authority, HR
(Conway Hospital, Inc.)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	0.36	9/7/09	4,975,000	[a]	4,975,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Tennessee 4.9%
Knox County Health, Educational
and Housing Facility Board, Hospital
Facilities Revenue (Catholic
Healthcare Partners) (LOC;
Landesbank Baden-Wurttemberg)	0.60	9/7/09	4,300,000	[a]	4,300,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	0.39	9/7/09	3,380,000	[a,b]	3,380,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	0.39	9/7/09	6,885,000	[a,b]	6,885,000
Texas 11.0%
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.65	9/7/09	3,225,000	[a]	3,225,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	0.40	11/10/09	600,000		600,000
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	0.40	11/10/09	4,800,000		4,800,000
Harris County Industrial
Development Corporation, SWDR
(Deer Park Refining Limited
Partnership Project)	0.54	9/1/09	1,800,000	[a]	1,800,000
Harris County Metropolitan Transit
Authority, CP (Liquidity
Facility; JPMorgan Chase Bank)	0.35	11/17/09	6,500,000		6,500,000
Port of Port Arthur Navigation
District of Jefferson County,
Environmental Facilities
Revenue, Refunding (Motiva
Enterprises LLC Project)	0.45	9/7/09	5,945,000	[a]	5,945,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Texas,
TRAN	2.50	8/31/10	5,000,000	[c]	5,102,250
University of Texas System
Board of Regents,
Financing System Revenue	0.18	9/7/09	4,750,000	[a]	4,750,000
Utah .7%
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility: Bank of America
and Bank of Nova Scotia)	0.40	11/18/09	2,000,000		2,000,000
Vermont 1.5%
Vermont Economic Development
Authority, Revenue, CP
(Economic Development Capital
Program) (LOC; Calyon)	0.45	9/1/09	3,600,000		3,600,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset
Financing Program) (LOC;
Comerica Bank)	1.20	9/7/09	780,000	[a]	780,000
Virginia 1.0%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.43	9/7/09	2,855,000	[a]	2,855,000
Washington .9%
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.43	9/7/09	2,610,000	[a]	2,610,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Wisconsin 4.5%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wachovia Bank)	0.63	9/7/09	3,350,000	[a]	3,350,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; Bank One NA)	0.45	9/7/09	3,060,000	[a]	3,060,000
Wisconsin Health and Educational
Facilities Authority, Revenue,
Refunding (Lawrence University
of Wisconsin) (LOC; JPMorgan
Chase Bank)	0.39	9/7/09	4,145,000	[a]	4,145,000
Wisconsin School Districts,
COP, TRAN (Cash Flow
Management Program)
(LOC; U.S. Bank NA)	3.00	9/17/09	3,000,000		3,001,550

Total Investments (cost $297,374,592)			99.8%		297,374,592
Cash and Receivables (Net)			.2%		688,994
Net Assets			100.0%		298,063,586

a Variable rate demand note rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $28,355,000 or 9.5% of net assets.
c Purchased on a delayed delivery basis.

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

16

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody s	or	Standard & Poor s	Value (%)

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	89.1
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	4.3
Not Rated[e]		Not Rated[e]		Not Rated[e]	6.6
					100.0

Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody s and Standard & Poor s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2009

	Cost	Value

Assets ($):
Investments in securities See Statement of Investments	297,374,592	297,374,592
Cash		5,495,933
Interest receivable		463,065
Prepaid expenses		15,468
		303,349,058
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 2(b)		109,290
Payable for investment securities purchased		5,102,250
Payable for shares of Common Stock redeemed		10,034
Accrued expenses		63,898
		5,285,472
Net Assets ($)		298,063,586
Composition of Net Assets ($):
Paid-in capital		298,063,586
Net Assets ($)		298,063,586
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		298,063,586
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Year Ended August 31, 2009

Investment Income ($):
Interest Income	5,223,776
Expenses:
Management fee Note 2(a)	1,638,597
Shareholder servicing costs Note 2(b)	165,601
Treasury insurance expense Note 1(e)	134,289
Professional fees	71,267
Custodian fees Note 2(b)	41,921
Directors fees and expenses Note 2(c)	29,599
Registration fees	20,443
Prospectus and shareholders reports	7,362
Miscellaneous	30,626
Total Expenses	2,139,705
Less reduction in management fee due to undertaking Note 2(a)	(662,273)
Less reduction in fees due to earnings credits Note 1(b)	(23,169)
Net Expenses	1,454,263
Investment Income Net, representing net increase
in net assets resulting from operations	3,769,513

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2009	2008

Operations ($):
Investment Income Net, representing net
increase in net assets resulting from operations	3,769,513	8,690,984
Dividends to Shareholders from ($):
Investment income net	(3,769,513)	(8,747,484)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	101,299,363	186,195,914
Dividends reinvested	3,626,278	8,486,014
Cost of shares redeemed	(167,512,764)	(173,346,642)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(62,587,123)	21,335,286
Total Increase (Decrease) in Net Assets	(62,587,123)	21,278,786
Net Assets ($):
Beginning of Period	360,650,709	339,371,923
End of Period	298,063,586	360,650,709

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

		Year Ended August 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income net	.011	.025	.033	.028	.016
Distributions:
Dividends from investment income net	(.011)	(.025)	(.033)	(.028)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.12	2.50	3.32	2.82	1.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65	.60	.60	.61	.60
Ratio of net expenses
to average net assets	.44	.43	.45	.44	.44
Ratio of net investment income
to average net assets	1.15	2.46	3.27	2.76	1.63
Net Assets, end of period ($ x 1,000)	298,064	360,651	339,372	363,231	420,987

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1 Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the fund ) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the Company ) which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering four series including the fund. The fund s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity.The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser. MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager, is the distributor of the fund s shares, which are sold without a sales charge.

It is the fund s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, fund valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

22

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 FairValue Measurements ( FAS 157 ). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1 quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1 Quoted Prices
Level 2 Other Significant Observable Inputs	297,374,592
Level 3 Significant Unobservable Inputs
Total	297,374,592

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

At August 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008 were as follows: tax exempt income $3,769,513 and $8,690,984 and ordinary income $0 and $56,500, respectively.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the Treasury ) to participate in the Treasury s Temporary Guarantee Program for Money Market Funds (the Program ).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund s net asset value per share fell below $0.995 (a Guarantee Event ) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and .015%, respectively, of the fund s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2 Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund s average daily net assets and is payable monthly.The Manager has undertaken, until such time as it gives shareholders at least 90 days notice to the contrary, to reduce the management fee paid by the fund, if the fund s aggregate expenses, exceed an annual rate of .45% of the value of the fund s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $662,273 during the period ended August 31, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended August 31, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2009, the fund was charged $121,809 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2009, the fund was charged $26,275 pursuant to the transfer agency agreement.

26

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2009, the fund was charged $2,694 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2009, the fund was charged $41,921 pursuant to the custody agreement.

During the period ended August 31, 2009, the fund was charged $6,097 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $126,983, custodian fees $10,663, shareholder services plan fees $9,000, chief compliance officer fees $2,784 and transfer agency per account fees $9,600, which are offset against an expense reimbursement currently in effect in the amount of $49,740.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 26, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the termination of the Treasury s Temporary Guarantee Program by the Treasury as of September 18, 2009. See Note 1(e).

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus BASIC Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus BASIC Municipal Money Market Fund (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Municipal Money Market Fund at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York October 26, 2009

28

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended August 31, 2009 as exempt-interest dividends (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, which will be mailed in early 2010.

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited)

30

The Fund 31

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

32

OFFICERS OF THE FUND (Unaudited)

The Fund 33

OFFICERS OF THE FUND (Unaudited) (continued)

34

NOTES

Dreyfus AMT-Free Municipal Bond Fund

ANNUAL REPORT August 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Fund Performance

8	Understanding Your Fund s Expenses

8	Comparing Your Fund s Expenses With Those of Other Funds

9	Statement of Investments

29	Statement of Assets and Liabilities

30	Statement of Operations

31	Statement of Changes in Net Assets

33	Financial Highlights

38	Notes to Financial Statements

48	Report of Independent Registered Public Accounting Firm

49	Important Tax Information

50	Board Members Information

53	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
AMT-Free Municipal
Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus AMT-Free Municipal Bond Fund, covering the 12-month period from September 1, 2008, through August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009. In addition, we have seen encouraging evidence of a recovery, including a strengthening housing market and the positive impact of the U.S. government s American Recovery and Reinvestment Act of 2009 on the municipal markets. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although the rebound initially was concentrated primarily among higher-yielding municipal bonds that had been severely punished in the downturn, higher-quality municipals have also posted impressive year-to-date gains.While we are encouraged by the market s recent strength overall, we continue to closely monitor the situations of the various state municipalities in an anemic economic recovery.Accordingly, we believe that careful selectivity and risk management will be keys to success in the financial markets over the foreseeable future.As always, we urge you to speak with your financial adviser about the potential opportunities and obstacles in today s investment environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation September 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Douglas Gaylor, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, Dreyfus AMT-Free Municipal Bond Fund s Class A shares produced a total return of 3.78%, Class B shares returned 3.35%, Class C shares returned 3.00% and Class Z shares returned 4.12%.1 In comparison, the Barclays Capital Municipal Bond Index (the Index ), the fund s benchmark, produced a total return of 5.67%,2 and the average total return of funds reported in the Lipper General Municipal Debt Funds category was 2.38% for the same period.3

Between their inception on December 15, 2008, and August 31, 2009, the fund s Class I shares posted a total return of 16.46%.1

A financial crisis and economic slowdown produced heightened market volatility, but a strong market rally in 2009 erased earlier losses.The fund s returns lagged its benchmark, primarily due to the fund s focus on higher-quality, AMT-exempt holdings when lower-rated bonds led the rally. However, the fund produced higher returns than its Lipper category average, primarily due to strong income generated by seasoned bonds purchased at higher yields than are available today from comparable, newly issued securities.

The Fund s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus.4 The remaining 35% of the fund s assets may be invested in municipal bonds with a credit quality lower than A, including high yield (or junk) bonds. The dollar-weighted average maturity of the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund s portfolio normally exceeds 10 years, but there are no specific requirements with respect to average portfolio maturity.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund s assets may be allocated to discount bonds,which are bonds that sell at a price below their face value, or to premium bonds, which are bonds that sell at a price above their face value.The fund s allocation to either discount bonds or premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bond Market Plunged, Then Rebounded Sharply

The municipal bond market endured a year of extreme volatility. Soon after the start of the reporting period, the failures of several major financial institutions nearly drew the worldwide banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe economic downturn since the 1930s.These influences fueled a bear market that drove municipal bond prices to multi-year lows.

Investor sentiment began to improve during the first quarter of 2009, as government and monetary authorities aggressive remedial measures appeared to be effective.Additional evidence of economic stabilization later appeared, supporting a sustained fixed-income rally through the reporting period s end.

Seasoned Holdings Supported Fund Returns

The fund s core holdings of seasoned bonds produced competitive levels of income that helped cushion market declines and bolstered returns during the rally. In addition, when liquidity conditions permitted, we gradually upgraded the fund s overall credit quality by reducing its holdings of lower-rated securities.When making new purchases, we generally emphasized higher-rated bonds with maturities in the 20-year range, which offered most of the yield of longer-term securities but with less volatility. Due to heightened fiscal stresses affecting many municipalities, we generally favored general obligation bonds issued on the state level over those from local issuers.

We maintained the fund s average maturity in a range that was somewhat longer than industry averages. This strategy helped the fund capture incrementally higher levels of income and enabled it to participate more fully in the market rally.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to one year ago.The Build America Bonds program, enacted as part of the U.S. government s economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for tax-exempt municipal bonds has intensified from investors concerned about the likelihood of higher income taxes. We expect this supply-and-demand dynamic to persist into 2010, potentially supporting municipal bond prices.

September 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.
Neither Class Z nor Class I shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect, until such time as it gives shareholders at least 90 days prior notice, and at least until August 31, 2010, for Class A, B and C shares. Had these expenses not been absorbed, the fund s returns would have been lower.
2	SOURCE: LIPPER INC. Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.
4	The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus AMT-Free Municipal Bond Fund Class Z shares and the Barclays Capital Municipal Bond Index

Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class Z shares of Dreyfus AMT-Free Municipal Bond Fund on 8/31/99 to a $10,000 investment made in the Barclays Capital Municipal Bond Index (the Index ) on that
date.All dividends and capital gain distributions are reinvested. Performance for Class A, Class B, Class C and Class
shares will vary from the performance of Class Z shares shown above due to differences in charges and expenses.
The fund s performance shown in the line graph takes into account all applicable fees and expenses for Class Z shares.
The fund invests primarily in municipal securities and its performance shown in the line graph takes into account fees and expenses.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-
exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 8/31/09

	Inception
	Date	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (4.5%)	3/31/03	0.87%	2.22%	4.20%
without sales charge	3/31/03	3.78%	3.16%	4.68%
Class B shares
with applicable redemption charge	3/31/03	0.62%	2.33%	4.57% ,
without redemption	3/31/03	3.35%	2.67%	4.57% ,
Class C shares
with applicable redemption charge	3/31/03	2.01%	2.39%	4.18%
without redemption	3/31/03	3.00%	2.39%	4.18%
Class I shares	12/15/08	4.05%	3.41%	4.86%
Class Z shares	5/6/94	4.12%	3.42%	4.87%

The Fund 7

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2009

	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000	$ 3.64	$ 6.24	$ 7.53	$ 2.34	$ 2.34
Ending value (after expenses)	$1,064.20	$1,061.50	$1,060.10	$1,065.60	$1,065.50

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2009

	Class A	Class B	Class C	Class I	Class Z

Expenses paid per $1,000	$ 3.57	$ 6.11	$ 7.37	$ 2.29	$ 2.29
Ending value (after expenses)	$1,021.68	$1,019.16	$1,017.90	$1,022.94	$1,022.94

Expenses are equal to the fund s annualized expense ratio of .70% for Class A, 1.20% for Class B, 1.45% for Class C, .45% for Class I and .45% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2009

Long-Term Municipal	Coupon	Maturity	Principal
Investments 97.6%	Rate (%)	Date	Amount ($)	Value ($)

Alabama 1.9%
Alabama State Board of Education,
Revenue (Calhoun Community
College) (Insured; AMBAC)	5.00	5/1/25	5,155,000	5,248,769
Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	1,339,416
Alaska 1.6%
Alaska Housing Finance
Corporation, Mortgage Revenue	5.10	6/1/12	705,000	705,733
Alaska Industrial Development and
Export Authority, Revenue
(Providence Health and Services)	5.00	10/1/31	4,790,000	4,714,270
Arizona 1.5%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,168,500
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,861,676
Arkansas .3%
Arkansas Development Finance
Authority, Construction Revenue
(Public Health Laboratory Project)
(Insured; AMBAC)	5.00	12/1/17	1,025,000	1,091,840
California 15.1%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	2,000,000	2,146,240
Beaumont Financing Authority,
Local Agency Revenue
(Insured; AMBAC)	4.75	9/1/33	7,065,000	5,630,522
California,
GO	5.25	10/1/16	295,000	295,451
California,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	9/1/10	105,000 [a]	110,049

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		7,021,399
California Educational Facilities
Authority, Revenue
(Pomona College)	0.00	7/1/30	3,005,000	[b]	1,001,957
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000		1,007,170
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		1,947,154
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	[b]	878,393
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/26	2,575,000	[b]	947,214
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	[b]	681,520
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,770,000		2,522,861
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,640,000		5,333,514
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,701,200
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		3,710,875
Nevada Joint Union High School
District, GO (Insured; FSA)	5.00	8/1/22	1,160,000		1,212,397
Pajaro Valley Unified School
District, GO (Insured; FSA)	0.00	8/1/26	1,500,000	[b]	554,505

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/27	4,110,000	[b]	1,371,589
Placer Union High School District,
GO (Insured; FSA)	0.00	8/1/28	4,000,000	[b]	1,239,560
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,012,460
Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,017,340
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/20	1,425,000		1,523,026
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured; FSA)	0.00	9/1/21	1,615,000	[b]	815,107
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,217,940
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,801,218
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000		800,152
Colorado 4.2%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		478,475
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		524,616
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,126,670
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000		1,306,548
Colorado Health Facilities Authority,
Revenue (Porter Place, Inc.
Project) (Collateralized; GMNA)	5.88	1/20/20	1,940,000		1,970,458

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Colorado (continued)
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,003,130
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	1,903,900
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA) (Prerefunded)	0.00	6/15/11	7,300,000 [a,b]	2,869,995
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	4,750,000	3,198,650
Delaware 1.9%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,065,150
Delaware Housing Authority,
Revenue	5.15	7/1/17	540,000	550,157
Delaware Housing Authority,
Revenue	5.40	7/1/24	770,000	792,261
Florida 9.7%
Broward County Educational
Facilities Authority,
Educational Facilities
Revenue (Nova
Southeastern University
Project) (Insured;
Assured Guaranty)	5.00	4/1/36	5,000,000	4,842,600
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects
Loan Program-Florida
Universities) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/17	2,000,000	1,932,840
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,037,730

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,059,820
Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,504,795
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,609,472
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities Improvement
Revenue (Insured; AMBAC)	5.00	10/1/18	1,705,000	1,771,001
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured; CIFG)	5.00	10/1/22	1,820,000	1,891,744
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,297,725
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,001,120
Orlando,
Capital Improvement
Special Revenue	4.75	10/1/22	2,875,000	2,879,083
Pace Property Finance Authority Inc.,
Utility System Improvement
Revenue (Insured; AMBAC)	5.13	9/1/12	1,055,000	1,057,711
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/21	2,000,000	1,835,980
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/26	1,955,000	1,692,756

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13) (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/31	750,000	611,948
University of Central Florida,
COP (UCF Convocation
Corporation Master Lease
Program) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	1,765,000	1,729,241
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,638,048
Georgia 4.0%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,710,848
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,247,004
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,027,443
Carrollton Payroll Development
Authority, RAC (UWG Athletic
Complex, LLC Project)	6.25	6/15/34	3,895,000	4,143,501
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	2,000,000	2,349,180
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured;
Assured Guaranty)	5.63	6/15/38	2,000,000	2,090,760
Savannah Economic Development
Authority, Revenue (AASU
Student Union, LLC Project)
(Insured; Assured Guaranty)	5.00	6/15/32	1,240,000	1,262,866

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Idaho 3.4%
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)
(Prerefunded)	5.38	4/1/12	5,000 [a]	5,546
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,237,728
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,787,566
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	2,500,000	2,713,750
Illinois 4.8%
Chicago Board of Education,
Unlimited Tax GO
(Dedicated Revenues)	5.25	12/1/25	2,500,000	2,638,475
Huntley,
Special Service Area Number
Nine Special Tax Bonds
(Insured; Assured Guaranty)	5.10	3/1/28	3,500,000	3,574,340
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.00	2/1/28	750,000	769,365
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured; AMBAC)	6.25	2/1/33	500,000	511,115
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated
Group) (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/28	1,000,000	1,013,410
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,000,000	1,619,580
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; FSA)	5.25	5/15/27	6,000,000	6,211,440

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky .4%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union College
Energy Conservation Project)	5.25	9/1/26	1,500,000	1,358,880
Louisiana 3.4%
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	751,530
Louisiana Office Facilities
Corporation, LR (Louisiana
State Capital Complex Program)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/17	4,500,000	4,556,205
New Orleans Aviation Board,
Revenue (Insured;
Assured Guaranty)	6.00	1/1/23	2,000,000	2,177,120
Orleans Parish School Board,
Public School Revenue
(Insured; FGIC)	5.20	2/1/14	4,355,000	4,238,591
Maine 1.3%
Maine Housing Authority,
Mortgage Purchase Bonds	5.35	11/15/21	4,290,000	4,327,795
Maryland 1.9%
Hyattsville,
Special Obligation Revenue
(University Town
Center Project)	5.60	7/1/24	1,500,000	1,117,965
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,075,000	1,075,441
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,890,000	2,958,233
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,429,939

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan 4.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.00	7/1/27	1,500,000	1,743,975
Jonesville Community Schools,
GO Unlimited Tax (School Bond
Loan Fund Guaranteed)
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/16	685,000	752,993
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,198,810
Kent County,
Airport Revenue (Gerald R.
Ford International Airport)	5.00	1/1/26	2,555,000	2,699,230
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	5.50	7/1/20	1,255,000	1,033,103
Lincoln Consolidated School
District, GO Unlimited Tax
(School Bond Loan Fund
Guaranteed) (Insured; FSA)	5.00	5/1/16	1,155,000	1,269,645
Michigan Hospital Finance
Authority, HR (MidMichigan
Obligated Group)	5.00	4/15/36	3,750,000	3,299,363
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000	2,323,746
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/34	3,000,000	2,537,910
Mississippi .6%
Horn Lake,
Special Assessment Bonds
(DeSoto Commons Project)
(Insured; AMBAC)	5.00	4/15/16	625,000	685,812
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,376,581

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri .9%
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	4.85	12/1/11	255,000	269,563
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	755,000	779,303
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	685,000	699,152
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,334,044
Nebraska .7%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,483,753
New Hampshire .6%
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	760,000	780,649
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,175,000	1,204,751
New Jersey 1.3%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	80,375
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	219,388
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	4,107,300
New York 1.6%
Long Island Power Authority,
Electric System
General Revenue	6.00	5/1/33	5,000,000	5,520,400
North Carolina .7%
Charlotte,
Water and Sewer
System Revenue	5.00	7/1/34	1,000,000	1,046,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/25	1,250,000	1,271,563
Ohio 3.1%
Elyria City School District,
GO Classroom Facilities and
School Improvement Bonds
(Insured; XLCA)	5.00	12/1/35	3,300,000	3,257,001
Lorain,
Hospital Improvement
Revenue (Lakeland
Community Hospital, Inc.)	6.50	11/15/12	465,000	496,439
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,145,998
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,056,880
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement Series)	4.75	12/1/27	1,550,000	1,576,660
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts Project)	5.50	5/15/28	2,675,000	2,001,087
Oklahoma .6%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)
(Prerefunded)	5.13	12/1/10	785,000 [a]	837,446
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,148,995
Oregon .9%
Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,640,548
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,581,705

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania 8.0%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	2,000,000	1,531,720
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,456,520
Dauphin County General
Authority, Office and
Parking Revenue (Riverfront
Office Center Project)	6.00	1/1/25	2,000,000	1,510,640
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,645,900
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	978,400
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,317,795
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,760,275
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	2,450,000	2,520,095
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	2,000,000	2,162,500
Philadelphia,
GO (Insured; FSA)	5.25	12/15/23	3,500,000	3,643,290
Philadelphia Hospitals and Higher
Education Facilities Authority,
Health System Revenue
(Jefferson Health System)	5.00	5/15/11	1,410,000	1,420,406
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	270,000	283,894

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Pennsylvania (continued)
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.25	12/1/11	730,000	[a]	821,272
Washington County Industrial
Development Authority, PCR
(West Penn Power Company
Mitchell Station Project)
(Insured; AMBAC)	6.05	4/1/14	2,500,000		2,501,675
Texas 12.1%
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000		1,583,128
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	2,750,000		2,078,450
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	1,000,000		713,910
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,179,331
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; FSA)	5.50	9/1/18	1,955,000		2,124,870
Corpus Christi,
Utility System Revenue
(Insured; FSA)	5.00	7/15/21	1,000,000		1,032,650
Del Mar College District,
Limited Tax Bonds (Insured; FGIC)	5.25	8/15/17	1,295,000		1,444,974
Denton,
GO (Insured; CIFG)	5.00	2/15/22	450,000		480,996
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/23	135,000	[b]	62,834
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/20	415,000		447,304

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC)	5.25	2/1/18	1,000,000		1,072,860
Houston,
Tax and Revenue Certificates
of Obligation (Prerefunded)	5.63	3/1/11	300,000	[a]	321,423
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	525,000		532,340
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/21	740,000		750,345
Laredo Independent School District
Public Facility Corporation,
LR (Insured; AMBAC)	5.00	8/1/29	1,000,000		1,000,320
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	4,000,000	[b]	1,297,480
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	9,110,000	[b]	2,781,192
Lubbock Health Facilities
Development Corporation,
Revenue (Sears Plains
Retirement Corporation
Project) (Collateralized; GNMA)	5.50	1/20/21	995,000		1,018,970
Lubbock Housing Finance
Corporation, MFHR
(Las Colinas, Quail Creek
and Parkridge Place
Apartments Projects)	6.00	7/1/22	1,175,000		945,640
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,363,492

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Texas (continued)
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.50	8/15/20	1,100,000		1,201,266
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/27	1,000,000	[b]	402,990
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	[b]	1,767,991
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,401,382
North Harris Montgomery Community
College District, Limited Tax GO
Building Bonds (Insured; National
Public Finance Guarantee Corp.)	5.38	2/15/17	145,000		157,184
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	3,000,000		3,166,230
North Texas Tollway Authority,
Revenue (Insured;
Assured Guaranty)	5.63	1/1/33	5,000,000		5,262,700
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,053,961
San Antonio,
Electric and Gas Systems Revenue	5.50	2/1/20	255,000		311,077
San Antonio,
GO	5.00	2/1/16	120,000		120,358
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	[b]	1,638,381

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/17	1,130,000	1,231,406
Texas National Research Laboratory
Commission Financing Corporation,
LR (Superconducting Super
Collider Project)	6.95	12/1/12	490,000	540,264
Utah .4%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	5.25	7/1/22	1,250,000	1,307,437
Virginia .7%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,177,837
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000	1,278,072
Washington 2.4%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	1,000,000	1,014,990
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,419,329
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,500,000	3,736,215

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty)	5.50	8/15/24	1,000,000	1,035,640
Wisconsin .9%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000	1,058,270
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,185,880
U.S. Related 1.8%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	1,000,000	970,030
Puerto Rico Public Finance
Corporation, Revenue
(Insured; FSA)	6.00	8/1/26	1,500,000	1,831,755
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,250,000	3,395,503
Total Long-Term Municipal Investments
(cost $338,470,422)				334,634,064

Short-Term Municipal
Investments .6%

California .2%
Irvine Reassessment District
Number 85-7, Limited
Obligation Improvement Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.35	9/1/09	700,000 [c]	700,000

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Nebraska .1%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish Banks)	0.22	9/1/09	200,000	[c]	200,000
Texas .3%
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH Nordbank)	0.80	9/1/09	1,000,000	[c]	1,000,000
Total Short-Term Municipal Investments
(cost $1,900,000)					1,900,000

Total Investments (cost $340,370,422)			98.2%		336,534,064
Cash and Receivables (Net)			1.8%		6,052,076
Net Assets			100.0%		342,586,140

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody s	or	Standard & Poor s	Value (%)

AAA		Aaa		AAA	37.5
AA		Aa		AA	20.1
A		A		A	22.9
BBB		Baa		BBB	7.6
BB		Ba		BB	2.3
B		B		B	.4
F1		MIG1/P1		SP1/A1	.6
Not Rated[d]		Not Rated[d]		Not Rated[d]	8.6
					100.0

Based on total investments.
d Securities which, while not rated by Fitch, Moody s and Standard & Poor s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2009

				Cost	Value

Assets ($):
Investments in securities See Statement of Investments			340,370,422		336,534,064
Cash					1,465,976
Interest receivable					4,694,402
Receivable for shares of Common Stock subscribed					240,744
Prepaid expenses					23,248
					342,958,434
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 3(c)					159,417
Payable for shares of Common Stock redeemed					142,657
Accrued expenses					70,220
					372,294
Net Assets ($)					342,586,140
Composition of Net Assets ($):
Paid-in capital					352,660,801
Accumulated net realized gain (loss) on investments					(6,238,303)
Accumulated net unrealized appreciation
(depreciation) on investments					(3,836,358)
Net Assets ($)					342,586,140

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z

Net Assets ($)	95,477,455	1,412,782	13,220,358	85,539	232,390,006
Shares Outstanding	7,287,595	107,784	1,009,209	6,528	17,730,096
Net Asset Value
Per Share ($)	13.10	13.11	13.10	13.10	13.11

See notes to financial statements.

The Fund 29

STATEMENT OF OPERATIONS
Year Ended August 31, 2009

Investment Income ($):
Interest Income	17,302,626
Expenses:
Management fee Note 3(a)	1,917,702
Shareholder servicing costs Note 3(c)	475,696
Distribution fees Note 3(b)	84,695
Registration fees	71,152
Professional fees	69,470
Custodian fees Note 3(c)	40,261
Directors fees and expenses Note 3(d)	29,609
Prospectus and shareholders reports	11,140
Loan commitment fees Note 2	6,601
Interest expense Note 2	119
Miscellaneous	54,630
Total Expenses	2,761,075
Less reduction in management fee
due to undertaking Note 3(a)	(993,574)
Less reduction in fees due to
earnings credits Note 1(b)	(6,327)
Net Expenses	1,761,174
Investment Income Net	15,541,452
Realized and Unrealized Gain (Loss) on Investments Note 4 ($):
Net realized gain (loss) on investments	(4,747,081)
Net unrealized appreciation (depreciation) on investments	964,927
Net Realized and Unrealized Gain (Loss) on Investments	(3,782,154)
Net Increase in Net Assets Resulting from Operations	11,759,298

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2009[a]	2008

Operations ($):
Investment income net	15,541,452	15,664,264
Net realized gain (loss) on investments	(4,747,081)	245,379
Net unrealized appreciation
(depreciation) on investments	964,927	(7,320,630)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,759,298	8,589,013
Dividends to Shareholders from ($):
Investment income net:
Class A Shares	(3,786,367)	(3,321,541)
Class B Shares	(70,163)	(111,552)
Class C Shares	(399,062)	(290,967)
Class I Shares	(1,467)
Class Z Shares	(11,244,522)	(11,923,505)
Total Dividends	(15,501,581)	(15,647,565)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	35,712,831	27,618,826
Class B Shares	257,616	588,649
Class C Shares	6,350,246	2,071,875
Class I Shares	81,549
Class Z Shares	7,979,621	10,778,759
Dividends reinvested:
Class A Shares	2,508,776	2,346,506
Class B Shares	39,406	61,364
Class C Shares	164,773	109,794
Class I Shares	1,084
Class Z Shares	7,937,340	8,338,652
Cost of shares redeemed:
Class A Shares	(24,108,937)	(21,656,059)
Class B Shares	(1,218,272)	(1,465,087)
Class C Shares	(1,745,043)	(1,187,212)
Class Z Shares	(32,054,365)	(30,030,556)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,906,625	(2,424,489)
Total Increase (Decrease) in Net Assets	(1,835,658)	(9,483,041)
Net Assets ($):
Beginning of Period	344,421,798	353,904,839
End of Period	342,586,140	344,421,798

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,

	2009[a]	2008

Capital Share Transactions:
Class Ab
Shares sold	2,856,437	2,052,601
Shares issued for dividends reinvested	199,384	175,332
Shares redeemed	(1,923,823)	(1,602,100)
Net Increase (Decrease) in Shares Outstanding	1,131,998	625,833
Class Bb
Shares sold	20,618	43,695
Shares issued for dividends reinvested	3,139	4,585
Shares redeemed	(96,170)	(109,344)
Net Increase (Decrease) in Shares Outstanding	(72,413)	(61,064)
Class C
Shares sold	503,395	153,587
Shares issued for dividends reinvested	13,050	8,205
Shares redeemed	(139,574)	(88,507)
Net Increase (Decrease) in Shares Outstanding	376,871	73,285
Class I
Shares sold	6,443
Shares issued for dividends reinvested	85
Net Increase (Decrease) in Shares Outstanding	6,528
Class Z
Shares sold	632,269	801,821
Shares issued for dividends reinvested	631,371	622,764
Shares redeemed	(2,593,735)	(2,231,685)
Net Increase (Decrease) in Shares Outstanding	(1,330,095)	(807,100)

a	The fund commenced offering Class I shares on December 15, 2008.

b	During the period ended August 31, 2009, 18,768 Class B shares representing $237,450 were automatically converted to 18,783 Class A shares and during the period ended August 31, 2008, 36,543 Class B shares representing $493,136 were automatically converted to 36,558 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

		Year Ended August 31,

Class A Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	13.23	13.50	13.81	13.97	13.85
Investment Operations:
Investment income net[a]	.59	.58	.55	.55	.54
Net realized and unrealized
gain (loss) on investments	(.13)	(.27)	(.30)	(.16)	.14
Total from Investment Operations	.46	.31	.25	.39	.68
Distributions:
Dividends from investment income net	(.59)	(.58)	(.56)	(.55)	(.55)
Dividends from net realized
gain on investments					(.01)
Total Distributions	(.59)	(.58)	(.56)	(.55)	(.56)
Net asset value, end of period	13.10	13.23	13.50	13.81	13.97
Total Return (%)[b]	3.78	2.35	1.79	2.92	5.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99	.98	.99	1.01	.99
Ratio of net expenses
to average net assets	.70	.70	.69	.69	.69
Ratio of net investment income
to average net assets	4.70	4.33	4.05	4.03	3.92
Portfolio Turnover Rate	31.77	49.59	43.08	17.59	9.47
Net Assets, end of period ($ x 1,000)	95,477	81,428	74,676	3,970	3,574

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

		Year Ended August 31,

Class B Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	13.23	13.51	13.81	13.98	13.85
Investment Operations:
Investment income net[a]	.52	.51	.49	.48	.48
Net realized and unrealized
gain (loss) on investments	(.11)	(.27)	(.30)	(.16)	.14
Total from Investment Operations	.41	.24	.19	.32	.62
Distributions:
Dividends from investment income net	(.53)	(.52)	(.49)	(.49)	(.48)
Dividends from net realized
gain on investments					(.01)
Total Distributions	(.53)	(.52)	(.49)	(.49)	(.49)
Net asset value, end of period	13.11	13.23	13.51	13.81	13.98
Total Return (%)[b]	3.35	1.77	1.36	2.34	4.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.61	1.54	1.57	1.56	1.54
Ratio of net expenses
to average net assets	1.20	1.20	1.19	1.19	1.19
Ratio of net investment income
to average net assets	4.22	3.84	3.57	3.55	3.46
Portfolio Turnover Rate	31.77	49.59	43.08	17.59	9.47
Net Assets, end of period ($ x 1,000)	1,413	2,385	3,260	600	544

a	Based on average shares outstanding at each month end.

b	Exclusive of sales charge.

See notes to financial statements.

		Year Ended August 31,

Class C Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	13.23	13.50	13.81	13.98	13.85
Investment Operations:
Investment income net[a]	.50	.48	.44	.46	.44
Net realized and unrealized
gain (loss) on investments	(.13)	(.27)	(.30)	(.18)	.14
Total from Investment Operations	.37	.21	.14	.28	.58
Distributions:
Dividends from investment income net	(.50)	(.48)	(.45)	(.45)	(.44)
Dividends from net realized
gain on investments					(.01)
Total Distributions	(.50)	(.48)	(.45)	(.45)	(.45)
Net asset value, end of period	13.10	13.23	13.50	13.81	13.98
Total Return (%)[b]	3.00	1.59	1.02	2.08	4.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74	1.73	1.74	1.76	1.74
Ratio of net expenses
to average net assets	1.45	1.45	1.44	1.44	1.44
Ratio of net investment income
to average net assets	3.93	3.58	3.32	3.29	3.20
Portfolio Turnover Rate	31.77	49.59	43.08	17.59	9.47
Net Assets, end of period ($ x 1,000)	13,220	8,364	7,549	611	539

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

Year Ended
Class I Shares	August 31, 2009[a]

Per Share Data ($):
Net asset value, beginning of period	11.65
Investment Operations:
Investment income net[b]	.45
Net realized and unrealized gain (loss) on investments	1.45
Total from Investment Operations	1.90
Distributions:
Dividends from investment income net	(.45)
Net asset value, end of period	13.10
Total Return (%)	16.46[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]
Ratio of net expenses to average net assets	.45[d]
Ratio of net investment income to average net assets	4.91[d]
Portfolio Turnover Rate	31.77
Net Assets, end of period ($ x 1,000)	86

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.

b	Based on average shares outstanding at each month end.

c	Not annualized.

d	Annualized.

See notes to financial statements.

		Year Ended August 31,

Class Z Shares	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	13.23	13.51	13.81	13.98	13.86
Investment Operations:
Investment income net[a]	.62	.62	.59	.59	.58
Net realized and unrealized
gain (loss) on investments	(.12)	(.28)	(.30)	(.17)	.13
Total from Investment Operations	.50	.34	.29	.42	.71
Distributions:
Dividends from investment income net	(.62)	(.62)	(.59)	(.59)	(.58)
Dividends from net realized
gain on investments					(.01)
Total Distributions	(.62)	(.62)	(.59)	(.59)	(.59)
Net asset value, end of period	13.11	13.23	13.51	13.81	13.98
Total Return (%)	4.12	2.53	2.11	3.11	5.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.77	.76	.76	.77	.75
Ratio of net expenses
to average net assets	.45	.45	.44	.44	.44
Ratio of net investment income
to average net assets	4.97	4.58	4.31	4.30	4.21
Portfolio Turnover Rate	31.77	49.59	43.08	17.59	9.47
Net Assets, end of period ($ x 1,000)	232,390	252,246	268,420	192,404	207,034

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 37

NOTES TO FINANCIAL STATEMENTS

NOTE 1 Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the fund ) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company that offers four series, including the fund. The fund s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment adviser.

At a meeting of the fund s Board of Directors held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from Dreyfus Premier AMT-Free Municipal Bond Fund to Dreyfus AMT-Free Municipal Bond Fund .

On July 25, 2008, the fund s Board of Directors approved, effective December 15, 2008 adding Class I shares.

MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager, is the distributor of the fund s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ( CDSC ) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 858 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the Service ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 FairValue Measurements ( FAS 157 ). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1 quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund s investments:

		Level 2 Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Assets ($)
Investments in Securities:
Municipal Bonds		336,534,064		336,534,064
Other Financial
Instruments
Liabilities ($)
Other Financial
Instruments

Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and any options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $283,362, accumulated capital losses $2,357,871 and unrealized depreciation $3,728,384. In addition, the fund had $3,988,406 of capital losses realized after October 31, 2008, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2009. If not applied, $1,278,066 of the carryover expires in fiscal 2010, $74,950 expires in fiscal 2012, $7,447 expires in fiscal 2013 and $997,408 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008 were as follows: tax exempt income $15,499,878 and $15,621,567 and ordinary income $1,703 and $25,998, respectively.

During the period ended August 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments and capital loss carryover expiration, the fund decreased accumulated undistributed investment income-net by $39,871, increased accumulated net realized gains (losses) on investments by $784,726 and decreased paid-in capital by $744,855. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2 Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective

October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. and a $300 million credit facility provided by The Bank of New York Mellon (each, a Facility ), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period end August 31, 2009 was $8,500, with a related weighted average annualized interest rate of 1.41%.

NOTE 3 Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund s average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days notice, to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses, exclusive of shareholder services plan fees, Rule 12b-1 distribution plan fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, do not exceed an annual rate of .45% of the value of the fund s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $993,574 during the period ended August 31, 2009.

During the period ended August 31, 2009, the Distributor retained $17,444 from commissions earned on sales of the fund s Class A shares, and $3,393 and $2,722 from CDSCs on redemptions of the fund s Class B and Class C shares, respectively.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan (the Plan ) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended August 31, 2009, Class B and Class C shares were charged $8,334 and $76,361, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2009, Class A, Class B and Class C shares were charged $201,940, $4,167 and $25,453 respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan applicable to Class Z shares, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the average daily net assets attributable to Class Z shares for certain allocated expenses with respect to servicing and/or maintaining Class Z shareholder accounts. The services provided may include personal services relating to Class Z shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended August 31, 2009, Class Z shares were charged $120,986 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2009, the fund was charged $57,645 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2009, the fund was charged $6,327 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2009, the fund was charged $40,261 pursuant to the custody agreement.

During the period ended August 31, 2009, the fund was charged $6,097 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $170,981, Rule 12b-1 distribution plan fees $8,707, shareholder services plan fees $31,773, custodian fees $9,965, chief compliance officer fees $2,784 and transfer agency per account fees $21,155, which are offset against an expense reimbursement currently in effect in the amount of $85,948.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4 Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2009, amounted to $105,295,439 and $99,748,512, respectively.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended August 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At August 31, 2009, the cost of investments for federal income tax purposes was $340,262,448; accordingly, accumulated net unrealized depreciation on investments was $3,728,384, consisting of $11,483,385 gross unrealized appreciation and $15,211,769 gross unrealized depreciation.

NOTE 5 Plan of Reorganization:

At a meeting on July 20, 2009, the Board of Trustees approved separate Agreements and Plans of Reorganization between the fund and each of Dreyfus Virginia Fund (the Virginia Fund ), Dreyfus North Carolina Fund (the North Carolina Fund ) and Dreyfus Michigan Fund (the Michigan Fund ), (each, a Fund and a series of Dreyfus State Municipal Bond Funds and collectively, the Funds ), (the Acquired Funds ), providing for the Acquired Funds to merge into the fund as part of a tax-free reorganization.The mergers, which are subject to the approval of the respective Acquired Fund s shareholders, on or about

November 19, 2009, currently are anticipated to occur on or about January 19, 2010, with respect to theVirginia Fund, on or about January 26, 2010, with respect to the North Carolina Fund, and on or about January 28, 2010, with respect to the Michigan Fund. On those dates, the Acquired Fund s Class A, Class B and Class C shares will be merged into Class A, Class B, and Class C shares of the fund. On its merger date, the Acquired Fund would exchange all of its assets at net asset value, subject to liabilities,for an equivalent value of shares of the fund.Such shares will be distributed pro rata to shareholders of the Acquired Fund so that each shareholder receives a number of shares of the fund equal to the aggregate net asset value of the shareholder s Acquired Fund s shares.

NOTE 6 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 26, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus AMT-Free Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus AMT-Free Municipal Bond Fund (formerly Dreyfus Premier AMT-Free Municipal Bond Fund) (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus AMT-Free Municipal Bond Fund at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York October 26, 2009

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2009 as exempt-interest dividends (not generally subject to regular federal income tax) except $1,703 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

The Fund 49

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 51

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 53

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

Dreyfus BASIC New Jersey Municipal Money Market Fund

ANNUAL REPORT August 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the Chairman and CEO

3	Discussion of Fund Performance

6	Understanding Your Fund s Expenses

6	Comparing Your Fund s Expenses With Those of Other Funds

7	Statement of Investments

16	Statement of Assets and Liabilities

17	Statement of Operations

18	Statement of Changes in Net Assets

19	Financial Highlights

20	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Important Tax Information

29	Board Members Information

32	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
New Jersey Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus BASIC New Jersey Municipal Money Market Fund, covering the 12-month period from September 1, 2008, through August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009. Highly stimulative monetary and fiscal policies domestically and throughout the world, combined with the low cost of debt and equity capital compared to historical norms, already have sparked a rebound in industrial production as manufacturers replenish their depleted inventories. However, we continue to anticipate a slower-than-average recovery, with the unemployment rate likely to remain elevated over the next several quarters.

Both the taxable and tax-exempt short-term money markets have continued to reflect historically low short-term interest rates.As longer-term fixed income asset classes rallied strongly during the spring and summer of 2009, yields of money market funds remained at low levels despite significant outflows in recent months. Nonetheless, the need for daily liquidity can never be understated, and true money market mutual funds have continued to provide the safety of principal and liquidity that many investors expect. In these times of market flux, we urge you to speak with your financial adviser about your specific need for liquidity and the potential opportunities and obstacles that come with investing in today s changing investment environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation September 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, Dreyfus BASIC New Jersey Municipal Money Market Fund produced an annualized yield of 1.35%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.36%.1

Yields of tax-exempt money market instruments fell to and remained at historically low levels during the reporting period as the Federal Reserve Board (the Fed ) eased monetary policy to combat a recession and financial crisis.

The Fund s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments when acceptable municipal obligations are not available for investment.

Money Market Yields Plunged During the Downturn

U.S. economic conditions deteriorated sharply over the fall of 2008 as a result of weakness in housing markets, rising unemployment and declining consumer confidence. In addition, soon after the start of the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

reporting period, the failures of major financial institutions sparked a global financial crisis in which dealers and insurers of municipal money market instruments were punished by severe investment losses. In this turbulent environment, the Fed reduced its target for the federal funds rate from 2% at the start of the reporting period to a record low of 0% to 0.25% in December 2008. Consequently, tax-exempt money market yields also fell to historically low levels.

The Fed left its low interest rate target unchanged over the first eight months of 2009. During the first quarter of the year, the U.S. economy continued to deteriorate, losing more than 650,000 jobs per month in February and March. The U.S. government passed the $787 billion American Recovery and Reinvestment Act in an effort to retain and create jobs, provide budget relief to states and localities, maintain social programs and offer tax relief to businesses and individuals.

Investor sentiment began to improve in March amid early signs that the economic downturn might be decelerating. A decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the credit markets, and the U.S. stock market staged an impressive rebound.

The financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced reduced tax collections and intensifying demands on social services. New Jersey was particularly hard-hit by job losses in the financial services industry. Although state officials have reached agreement on a balanced budget for the current fiscal year, New Jersey faces projected deficits in the future.

Focus on Quality and Liquidity

We focused throughout the reporting period on direct, high-quality municipal obligations that have been independently approved by our credit analysts.We generally favored instruments backed by pledged tax appropriations, stable revenue streams or private endowments.

4

After interest rates had fallen to historical lows, we reduced the fund s weighted average maturity to a range that was shorter than industry averages in case of unexpected liquidity needs. Because yield differences have remained relatively narrow along the market s maturity range, this conservative positioning did not detract materially from the fund s performance.

Preserving Capital Is Our Priority

Yields of instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who are relatively insulated from the downturn. However, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

September 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an agreement in effect until such time as shareholders are given at least 90 days notice to the contrary. Had these expenses not been absorbed, the fund s yield would have been 1.06%, and the fund s effective yield would have been 1.07%.

The Fund 5

UNDERSTANDING YOUR FUND S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund s prospectus or talk to your financial adviser.

Review your fund s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New Jersey Municipal Money Market Fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2009

Expenses paid per $1,000	$2.27
Ending value (after expenses)	$1,004.00

COMPARING YOUR FUND S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2009

Expenses paid per $1,000	$2.29
Ending value (after expenses)	$1,022.94

Expenses are equal to the fund s annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
August 31, 2009

Short-Term	Coupon	Maturity	Principal
Investments 99.5%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey 94.3%
Asbury Park Board of Education,
GO Notes, Refunding	3.50	2/1/10	100,000	101,034
Black Horse Pike Regional School
District Board of Education,
GO Notes, Refunding	3.00	12/1/09	120,000	120,591
Brigantine,
GO Notes	3.75	1/15/10	100,000	100,957
Burlington County Bridge
Commission, County-Guaranteed
LR (Governmental
Leasing Program)	4.00	9/15/09	100,000	100,104
Burlington Township Board of
Education, GO Notes, Refunding	5.00	1/15/10	380,000	385,454
Clifton Board of Education,
GO Notes, Refunding	2.60	12/15/09	400,000	401,938
Clinton Township Board of
Education, Temporary Notes	1.50	10/8/09	782,471	782,704
Cranbury Township,
GO Notes, Refunding
(General Improvement)	3.00	12/1/09	260,000	261,281
Essex County Improvement
Authority, Guaranteed LR
(County Correctional Facility
Project)	5.50	10/1/09	100,000	100,283
Evesham Township,
GO Notes, Refunding	3.00	9/15/09	100,000	100,070
Fairfield Township,
GO Notes, Refunding	1.75	1/15/10	205,000	205,641
Glen Rock,
GO Notes, BAN	1.75	1/22/10	1,255,975	1,257,426
Gloucester County,
GO Notes (County College)	2.00	1/15/10	185,000	185,683
Gloucester Township,
GO Notes, BAN	2.50	9/9/09	1,690,000	1,690,138
Hawthorne Borough,
GO Notes (General Improvement)
(Insured; Assured Guaranty)	3.00	9/1/09	105,000	105,000
Jackson Township,
GO Notes, Refunding	2.00	12/1/09	450,000	451,388

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Jersey (continued)
Morris County,
GO Notes, BAN	3.00	9/18/09	300,000		300,274
New Jersey,
GO Notes (Various Purposes)	5.13	5/1/10	100,000		102,718
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/09	1,040,000		1,053,032
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC;
Wachovia Bank)	1.14	9/7/09	420,000	[a]	420,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	2.77	9/7/09	450,000	[a]	450,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	0.42	9/7/09	2,125,000	[a]	2,125,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wachovia Bank)	0.48	9/7/09	900,000	[a]	900,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.59	9/7/09	1,110,000	[a]	1,110,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.58	9/7/09	1,265,000	[a]	1,265,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Winchester
Gardens at Ward Homestead
Project) (LOC; Valley National Bank)	0.63	9/7/09	1,300,000	[a]	1,300,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.49	9/7/09	2,600,000	[a]	2,600,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	0.48	9/7/09	1,805,000	[a]	1,805,000
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	0.58	9/7/09	3,230,000	[a]	3,230,000
New Jersey Economic Development
Authority, Revenue
(Melrich Road Development
Company, LLC Project)
(LOC; Wachovia Bank)	0.58	9/7/09	2,100,000	[a]	2,100,000
New Jersey Economic Development
Authority, Revenue
(MZR Real Estate, L.P. Project)
(LOC; Wachovia Bank)	0.58	9/7/09	845,000	[a]	845,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; Commerce Bank NA)	0.49	9/7/09	4,100,000	[a]	4,100,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC;
Commerce Bank NA)	0.49	9/7/09	650,000	[a]	650,000
New Jersey Economic Development
Authority, Revenue (The Hun
School of Princeton Project)
(LOC; Allied Irish Banks)	0.50	9/7/09	3,605,000	[a]	3,605,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	850,000		850,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/09	1,450,000		1,450,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/10	500,000		516,203

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue, Refunding	5.00	12/15/09	250,000		252,701
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	0.45	9/7/09	7,700,000	[a]	7,700,000
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/09	450,000		450,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	1.25	9/7/09	5,090,000	[a]	5,090,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/09	500,000		500,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/09	125,000		125,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue, Refunding
(Financing Program)	3.25	9/1/09	250,000		250,000
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/09	250,000		250,254
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.47	9/7/09	1,000,000	[a,b]	1,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Housing and Mortgage
Finance Agency, MFHR	5.55	11/1/09	170,000		170,997
New Jersey Housing and Mortgage
Finance Agency, MFHR (LOC;
Dexia Credit Locale)	1.20	9/7/09	3,000,000	[a]	3,000,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	0.60	9/7/09	11,060,000	[a]	11,060,000
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.50	9/15/09	5,255,000		5,263,486
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)	5.63	9/15/09	200,000		200,262
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/09	100,000		101,066
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/09	500,000		504,685
Newark,
GO Notes, BAN	3.25	4/14/10	200,000		202,120
Newark,
GO Notes, Refunding	2.50	10/1/09	100,000		100,105
Newark,
GO Notes, Refunding	5.13	12/15/09	350,000		354,113
North Bergen Township
Board of Education,
GO Notes, Refunding
(School Bonds)	2.25	3/1/10	355,000		356,303
Norwood,
GO Notes, TAN	1.50	2/10/10	1,000,000		1,001,130
Ocean City,
GO Notes, BAN	3.00	3/12/10	1,000,000		1,006,429
Old Bridge Municipal Utilities
Authority, Revenue, Refunding	2.00	11/1/09	100,000		100,119
Old Bridge Township,
GO Notes, Refunding	2.25	6/1/10	510,000		514,723

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

New Jersey (continued)
Orange Township,
GO Notes, Refunding	4.00	12/1/09	280,000		282,068
Paramus School District,
GO Notes, GAN	2.50	9/11/09	1,391,310		1,391,422
Pennsauken Township,
GO Notes	3.50	9/1/09	235,000		235,000
Port Authority of New York and
New Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.40	9/8/09	3,500,000		3,500,000
Port Authority of New York and
New Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.45	9/14/09	3,600,000		3,600,000
Port Authority of New York and
New Jersey, Equipment Notes	0.53	9/7/09	1,745,000	[a]	1,745,000
Port Authority of New York and
New Jersey, Equipment Notes	0.53	9/7/09	1,615,000	[a]	1,615,000
Sea Isle City,
GO Notes, Refunding	3.00	9/1/09	225,000		225,000
Seaside Park Borough,
GO Notes (Insured; Assured
Guaranty)	3.00	9/1/09	340,000		340,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	0.82	9/7/09	6,640,000	[a,b]	6,640,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.82	9/7/09	5,020,000	[a,b]	5,020,000
Wayne Township,
GO Notes, BAN	2.50	9/18/09	1,076,470		1,076,617

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Wenonah Borough Board of
Education, GO Notes	4.00	1/15/10	100,000		101,031
West Essex Regional School
District, Temporary Notes	2.00	4/21/10	1,000,000		1,003,093
West Essex Regional School
District Board of Education,
GO Notes	2.00	9/15/09	400,000		400,074
Westampton Township Board of
Education, GO Notes, Refunding	3.00	3/1/10	185,000		186,826

U.S. Related 5.2%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.39	9/7/09	2,000,000	[a,b]	2,000,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.39	9/7/09	3,700,000	[a,b]	3,700,000

Total Investments (cost $109,741,543)			99.5%		109,741,543
Cash and Receivables (Net)			.5%		500,644
Net Assets			100.0%		110,242,187

a Variable rate demand note rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $18,360,000 or 16.7% of net assets.

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody s	or	Standard & Poor s	Value (%)
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	55.1
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	7.5
Not Rated[d]		Not Rated[d]		Not Rated[d]	37.4
					100.0

Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody s and Standard & Poor s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009

	Cost	Value

Assets ($):
Investments in securities See Statement of Investments	109,741,543	109,741,543
Cash		300,701
Interest receivable		589,111
Prepaid expenses		5,669
		110,637,024
Liabilities ($):
Due to The Dreyfus Corporation and affiliates Note 2(b)		38,000
Payable for shares of Common Stock redeemed		305,066
Accrued expenses		51,771
		394,837
Net Assets ($)		110,242,187
Composition of Net Assets ($):
Paid-in capital		110,243,746
Accumulated net realized gain (loss) on investments		(1,559)
Net Assets ($)		110,242,187
Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		110,243,746
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS
Year Ended August 31, 2009

Investment Income ($):
Interest Income	1,911,872
Expenses:
Management fee Note 2(a)	538,958
Shareholder servicing costs Note 2(b)	67,230
Auditing fees	43,929
Treasury insurance expense Note 1(e)	40,814
Custodian fees Note 2(b)	20,236
Directors fees and expenses Note 2(c)	10,186
Registration fees	9,501
Legal fees	9,097
Prospectus and shareholders reports	7,978
Miscellaneous	37,495
Total Expenses	785,424
Less reduction in management fee due to undertaking Note 2(a)	(299,358)
Less reduction in fees due to earnings credits Note 1(b)	(8,706)
Net Expenses	477,360
Investment Income Net	1,434,512
Realized and Unrealized Gain (Loss) on Investments Note 1(b) ($):
Net realized gain (loss) on investments	(1,559)
Net unrealized (depreciation) on investments	(482)
Net Realized and Unrealized Gain (Loss) on Investments	(2,041)
Net Increase in Net Assets Resulting from Operations	1,432,471

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,

	2009	2008

Operations ($):
Investment income net	1,434,512	2,695,667
Net realized gain (loss) on investments	(1,559)	7,070
Net unrealized appreciation
(depreciation) on investments	(482)	482
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,432,471	2,703,219
Dividends to Shareholders from ($):
Investment income net	(1,434,703)	(2,696,725)
Net realized gain on investments		(59,669)
Total Dividends	(1,434,703)	(2,756,394)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	58,057,104	51,387,704
Dividends reinvested	1,391,133	2,676,241
Cost of shares redeemed	(59,858,946)	(46,502,244)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(410,709)	7,561,701
Total Increase (Decrease) in Net Assets	(412,941)	7,508,526
Net Assets ($):
Beginning of Period	110,655,128	103,146,602
End of Period	110,242,187	110,655,128

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund s financial statements.

		Year Ended August 31,
	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income net	.013	.026	.033	.027	.016
Net realized and unrealized
gain (loss) on investments		.001
Total from Investment Operations	.013	.027	.033	.027	.016
Distributions:
Dividends from investment income net	(.013)	(.026)	(.033)	(.027)	(.016)
Dividends from net realized
gain on investments		(.001)
Total Distributions	(.013)	(.027)	(.033)	(.027)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.36	2.70	3.30	2.78	1.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.68	.65	.64	.64
Ratio of net expenses
to average net assets	.44	.44	.45	.45	.45
Ratio of net investment income
to average net assets	1.33	2.58	3.25	2.75	1.57
Net Assets, end of period ($ x 1,000)	110,242	110,655	103,147	115,191	110,342

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS

NOTE 1 Significant Accounting Policies:

Dreyfus BASIC New Jersey Municipal Money Market Fund (the fund ) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the Company ), which is registered under the Investment Company Act of 1940, as amended (the Act ), as an open-end management investment company and operates as a series company currently offering four series including the fund. The fund s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the Manager or Dreyfus ), a wholly-owned subsidiary of The Bank of New York Mellon Corporation ( BNY Mellon ), serves as the fund s investment advisor. MBSC Securities Corporation (the Distributor ), a wholly-owned subsidiary of the Manager, is the distributor of the fund s shares, which are sold without a sales charge.

It is the fund s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

20

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 FairValue Measurements ( FAS 157 ). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1 quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1 Quoted Prices
Level 2 Other Significant Observable Inputs	109,741,543
Level 3 Significant Unobservable Inputs
Total	109,741,543

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code ).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended August 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,559 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008 were as follows: tax exempt income $1,434,512 and $2,695,667, ordinary income $191 and $58,581 and long-term gains $0 and $2,146, respectively.

During the period ended August 31, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated investment income-net by $191 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Treasury s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the Treasury ) to participate in the Treasury s Temporary Guarantee Program for Money Market Funds (the Program ).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund s net asset value per share fell below $0.995 (a Guarantee Event ) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program,which was originally set to expire on December 18,2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of theTreasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .010%, .015% and .015%, respectively, of the fund s shares outstanding as of September 19, 2008 (valued at $1.00 per share).

NOTE 2 Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund s average daily net assets and is payable monthly.The Manager has undertaken, until such time as it gives shareholders at least 90 days notice to the contrary, to reduce the management fee paid by the fund, if the fund s aggregate expenses, exceed an annual rate of .45% of the

24

value of the fund s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $299,358 during the period ended August 31, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended August 31, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2009, the fund was charged $51,215 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2009, the fund was charged $9,664 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2009, the fund was charged $1,004 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2009, the fund was charged $20,236 pursuant to the custody agreement.

During the period ended August 31, 2009, the fund was charged $6,097 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $47,677, custodian fees $4,816, shareholder services plan fees $4,093, chief compliance officer fees $2,784 and transfer agency per account fees $2,987, which are offset against an expense reimbursement currently in effect in the amount of $24,357.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3 Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 26, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the termination of the Treasury s Temporary Guarantee Program by the Treasury as of September 18, 2009. See Note 1(e).

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus BASIC New Jersey Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus BASIC New Jersey Municipal Money Market Fund (one of the series comprising Dreyfus Municipal Funds, Inc.), as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New Jersey Municipal Money Market Fund at August 31,2009,the results of its operations for the year then ended,the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York October 26, 2009

The Fund 27

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended August 31, 2009 as exempt-interest dividends (not generally subject to regular Federal income tax and, for individuals who are New Jersey residents, New Jersey personal income taxes), except $191 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund s taxable capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund s exempt-interest dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

28

The Fund 29

30

The Fund 31

32

The Fund 33

Dreyfus

High Yield Municipal Bond Fund

ANNUAL REPORT August 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
42	Report of Independent Registered Public Accounting Firm
43	Important Tax Information
44	Board Members Information
47	Officers of the Fund
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
High Yield Municipal
Bond Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus HighYield Municipal Bond Fund, covering the 12-month period from September 1, 2008, through August 31, 2009.

At long last, the current recession cycle appears to be winding down. After generally slumping since December 2007, we expect U.S. economic growth to pick up during the third quarter of 2009. In addition, we have seen encouraging evidence of a recovery, including a strengthening housing market and the positive impact of the U.S. government’s American Recovery and Reinvestment Act of 2009 on the municipal markets. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity.

Although the rebound initially was concentrated primarily among higher-yielding municipal bonds that had been severely punished in the downturn, higher-quality municipals have also posted impressive year-to-date gains.While we are encouraged by the market’s recent strength overall, we continue to closely monitor the situations of the various state municipalities in an anemic economic recovery.Accordingly, we believe that careful selectivity and risk management will be keys to success in the financial markets over the foreseeable future.As always, we urge you to speak with your financial adviser about the potential opportunities and obstacles in today’s investment environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation September 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2008, through August 31, 2009, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended August 31, 2009, Dreyfus HighYield Municipal Bond Fund’s Class A shares produced a –5.80% total return, Class C shares returned –6.45% and Class Z shares returned –5.64%.1 The fund’s benchmark, the Barclays Capital Municipal Bond Index, which, unlike the fund does not include securities rated below investment grade, produced a 5.67% total return.The average total return for the funds in the Lipper High Yield Municipal Debt Funds category was –6.66% for the same period. 2,3

Between their inception on December 15, 2008, and August 31, 2009, the fund’s Class I shares posted a total return of 21.80%.1

A financial crisis and recession produced heightened market volatility, but a strong market rally in 2009 offset a substantial portion of earlier losses. The fund’s returns significantly lagged its benchmark, due in large part to the severe credit crisis early in the reporting period which weighed heavily on the fund’s lower credit profile. However, the fund’s return were less impacted than the average return of the Lipper category to which the fund belongs, primarily due to the analogous average credit quality of the funds and our efforts to upgrade the portfolio’s overall credit quality.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 65% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may invest up to 35% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds, we may assess the current interest rate environment and the municipal bond’s credit profile and potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, including those that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which sell at a price below their face value, or to “premium” bonds, which sell at a price above their face value.The fund’s allocation to either discount or premium bonds will change with our view of the current interest rate and market environ-ments.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Plunged, Then Rebounded Sharply

Municipal bonds endured a year of extreme volatility.Soon after the start of the reporting period, the failures of several major financial institutions sparked a financial crisis that drew the global banking system to the brink of collapse. Meanwhile, rising unemployment, plunging housing prices and depressed consumer confidence exacerbated the most severe recession since the 1930s.These influences drove municipal bond prices to multi-year lows.The lower-rated bonds in which the fund primarily invests were particularly hard-hit.

Investor sentiment began to improve in 2009, as government and monetary authorities’ aggressive remedial measures gained traction. Evidence of economic stabilization later appeared, supporting a sustained market rally. Just as lower-rated bonds produced steeper declines in the downturn, they rebounded more robustly in the rally.

Upgrading Credit Quality to Cushion Volatility

As market conditions deteriorated in 2008, relatively heavy exposure to lower-rated securities weighed on the fund’s relative performance. Declines were especially severe among bonds backed by the states’ settlements of litigation with U.S. tobacco companies, which also were

4

hurt by supply-and-demand influences. In response, whenever liquidity conditions permitted, we reduced the fund’s holdings of lower-rated bonds in favor of those with BBB credit ratings, the lowest tier of the investment-grade spectrum. As the market rallied, we often were able to sell lower-rated bonds at favorable prices.

When purchasing new positions, we found a number of opportunities in bonds backed by regulated electric utilities that are able to pass along higher fuel costs to their customers. We also adjusted our exposure among tobacco-backed bonds from longer maturities to shorter maturities that are less likely to encounter difficulties in an unexpected industry downturn.

Supply-and-Demand Factors Appear Favorable

Although the borrowing requirements of many states and municipalities increased during the recession, the supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to one year ago.The Build America Bonds program, enacted as part of the U.S. government’s economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. At the same time, demand for tax-exempt municipal bonds has intensified from investors concerned about the likelihood of higher income taxes.We expect this supply-and-demand dynamic to persist, potentially supporting municipal bond prices.

September 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Class Z and Class I shares are not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus High Yield Municipal Bond Fund Class Z shares and the Barclays Capital Municipal Bond Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class Z shares of Dreyfus HighYield Municipal Bond Fund on 9/30/05 (inception date) to a $10,000 investment made in the Barclays Capital Municipal Bond Index (the “Index”) on that date.All capital gains and distributions are reinvested. Performance for Class A, Class C and Class I shares will vary from the performance of Class Z shares shown above due to differences in charges and expenses.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses for Class Z shares. The fund invests primarily in municipal securities.The Index is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 8/31/09

	Inception		From
	Date	1 Year	Inception
Class A shares
with maximum sales charge (4.5%)	3/15/07	–10.06%	0.01%††
without sales charge	3/15/07	–5.80%	1.19%††
Class C shares
with applicable redemption charge †	3/15/07	–7.34%	0.74%††
without redemption	3/15/07	–6.45%	0.74%††
Class I shares	12/15/08	–5.76%††	1.24%††
Class Z shares	9/30/05	–5.64%	1.28%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A and Class C shares of the fund represent the performance of the fund’s Class Z shares for periods prior to 3/15/07 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for that class.The total return performance figures presented for Class I shares of the fund represent the performance of the fund’s Class Z shares for periods prior to 12/15/08 (the inception date for Class I shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus HighYield Municipal Bond Fund from March 1, 2009 to August 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended August 31, 2009

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 5.46	$ 9.57	$ 4.02	$ 4.29
Ending value (after expenses)	$1,124.80	$1,120.20	$1,124.00	$1,125.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2009

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$ 5.19	$ 9.10	$ 3.82	$ 4.08
Ending value (after expenses)	$1,020.06	$1,016.18	$1,021.42	$1,021.17

  Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.79% for Class C, .75% for Class I and .80% for Class Z; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2009

Long-Term Municipal	Coupon	Maturity	Principal
Investments—95.3%	Rate (%)	Date	Amount ($)	Value ($)
Alaska—.7%
Alaska Industrial Development and
Export Authority, Community
Provider Revenue (Boys and
Girls Home and Family
Services, Inc. Project)	5.88	12/1/27	2,000,000	1,404,920
Arizona—5.3%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,379,710
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	1,932,508
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,073,390
Pinal County Electrical
District Number 4,
Electric System Revenue	6.00	12/1/38	1,150,000	1,067,959
Scottsdale Industrial
Development Authority, HR
(Scottsdale Healthcare)	5.25	9/1/30	2,800,000	2,656,696
California—9.2%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,218,080
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	2,105,000	2,157,836
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc. Project)	5.13	11/1/23	1,500,000	1,400,910
California Statewide Communities
Development Authority,
Environmental Facilities Revenue
(Microgy Holdings Project)	9.00	12/1/38	1,500,000	1,202,820
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	985,000	848,381

The Fund

9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/35	3,300,000		2,684,583
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,028,670
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	4,750,000		3,815,390
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,000,000		1,560,020
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000	[a]	2,004,880
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	[b]	547,475
Colorado—2.8%
Colorado Educational and Cultural
Facilities Authority, Independent
School Improvement Revenue
(Vail Christian High School Project)	5.50	6/1/37	2,000,000		1,394,840
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,500,000		2,555,525
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	1,800,000		1,336,374

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado (continued)
El Paso County,
SFMR (Collateralized:
FNMA and GNMA)	6.20	11/1/32	610,000		619,229
Connecticut—1.5%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,735,000		1,671,152
Mashantucket Western Pequot Tribe,
Special Revenue	6.50	9/1/31	3,000,000	[c]	1,432,890
District of Columbia—2.2%
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA,
FNMA and GNMA)	6.65	6/1/30	2,590,000		2,727,399
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA,
FNMA and GNMA)	7.50	12/1/30	1,200,000		1,287,768
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	11,560,000	[b]	347,031
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	220,000		215,670
Florida—1.5%
Jacksonville Economic
Development Commission,
Health Care Facilities
Revenue (Florida Proton
Therapy Institute Project)	6.25	9/1/27	1,000,000	[c]	866,210
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	[d]	2,399,560

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—1.5%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000	1,567,185
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,665,000	1,575,922
Idaho—1.8%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	4,000,000	3,908,560
Illinois—6.3%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	400,000	409,380
Harvey,
GO	5.63	12/1/32	4,000,000	3,348,080
Illinois Educational Facilities
Authority, Student Housing
Revenue (University Center
Project) (Prerefunded)	6.25	5/1/12	1,000,000 [e]	1,145,670
Illinois Finance Authority,
MFHR (DeKalb Supportive Living
Facility Project)	6.10	12/1/41	2,750,000	1,937,622
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	3,000,000	2,429,370
Quad Cities Regional Economic
Development Authority,
MFHR (Heritage Woods of
Moline SLF Project)	6.00	12/1/41	1,000,000	675,160
Will Kankakee Regional Development
Authority, MFHR (Senior
Estates Supportive Living Project)	7.00	12/1/42	2,000,000	1,561,180
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/26	3,755,000	1,695,608
Yorkville United City,
Sales Tax Revenue (Kendall
Marketplace Project)	6.00	1/1/27	420,000	186,484

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Indiana—1.0%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,000,000	2,046,860
Kansas—1.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	790,000	753,478
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	2,125,000	2,214,824
Kentucky—.5%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,086,424
Louisiana—6.0%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	3,843,227
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Westlake Chemical
Corporation Projects)	6.75	11/1/32	4,000,000	3,611,120
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	2,739,520
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	2,530,000	2,453,746
Maryland—2.2%
Maryland Economic Development
Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	3,000,000	3,312,600

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	6.00	1/1/28	1,400,000	1,408,064
Massachusetts—.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Fisher
College Issue)	5.13	4/1/30	1,780,000	1,360,685
Michigan—5.0%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,454,960
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA)	7.50	7/1/33	1,500,000	1,778,085
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000	1,471,020
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	4,185,000	3,505,482
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000	2,294,460
Minnesota—1.4%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage
Grove, Inc. Project)	6.00	12/1/46	1,500,000	1,234,155
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.50	10/1/47	2,000,000	1,726,160
Mississippi—1.6%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	1,500,000	1,408,800
Mississippi Home Corporation,
SFMR (Collateralized:
FNMA and GNMA)	6.25	12/1/32	1,915,000	1,981,048

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Missouri—1.2%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Branson Landing Project)	5.63	12/1/28	2,000,000	1,899,540
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	7.50	3/1/31	525,000	563,398
Nevada—1.2%
Clark County,
IDR (Nevada Power
Company Project)	5.60	10/1/30	3,000,000	2,607,810
New Hampshire—.7%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	1,900,000	1,505,921
New Jersey—3.4%
Burlington County Bridge Commission,
EDR (The Evergreens Project)	5.63	1/1/38	1,000,000	694,410
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/29	3,070,000	2,850,741
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	425,000	352,911
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000	1,476,387
New Jersey Health Care Facilities
Financing Authority, Revenue
(Bayonne Hospital Obligated
Group Issue) (Insured; FSA)	6.25	7/1/12	1,500,000	1,485,135
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	225,000	207,565
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000 [b]	203,160

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Mexico—.8%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	1,000,000	1,000,040
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	690,000	710,300
New York—2.2%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,500,000	1,343,295
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000	3,246,520
North Carolina—.4%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000	907,720
Ohio—.5%
Ohio Air Quality Development
Authority, PCR (FirstEnergy
Generation Corporation Project)	5.63	6/1/18	1,000,000	1,036,880
Oklahoma—.7%
Oklahoma Development Finance
Authority, SWDR
(Waste Management of
Oklahoma, Inc. Project)	7.00	12/1/10	1,500,000	1,550,025
Other State—.5%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000 [c]	1,023,920
Pennsylvania—4.1%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	5,000,000	4,114,750

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(AHF/Montgomery, Inc. Project)	6.88	4/1/36	2,000,000	1,604,060
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student
Housing Project at Edinboro
University Pennsylvania)	6.00	7/1/42	1,500,000	1,326,150
Susquehanna Area Regional
Airport Authority,
Airport System Revenue	6.50	1/1/38	1,825,000	1,591,199
South Carolina—1.1%
Richland County,
EIR (International Paper
Company Project)	6.10	4/1/23	2,500,000	2,396,175
Tennessee—2.4%
Tennessee Energy
Acquisition Corporation,
Gas Project Revenue	5.00	2/1/23	2,730,000	2,562,078
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	5.00	10/1/25	425,000	334,522
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	2,800,000	2,113,328
Texas—12.8%
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	6,000,000	4,283,460
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	1,000,000	523,540
Brazos River Authority,
PCR (TXU Energy
Company LLC Project)	5.00	3/1/41	2,500,000	1,008,825

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Brazos River Authority,
Revenue (Houston Industries Inc.
Project) (Insured; AMBAC)	5.13	5/1/19	1,950,000	1,914,764
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	1,000,000	1,000,150
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	5.13	5/15/33	1,000,000	795,640
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	6.00	11/1/14	3,900,000	2,186,691
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (American
Airlines, Inc.)	9.00	5/1/15	1,640,000	939,736
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	948,100
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	2,203,200
Mission Economic Development
Corporation, SWDR (Allied
Waste North America, Inc. Project)	5.20	4/1/18	1,500,000	1,437,300
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty)	5.75	1/1/40	1,175,000	1,240,107
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,768,524
Texas Public Finance Authority,
Charter School Finance Corporation,
Education Revenue (Burnham
Wood Charter School Project)	6.25	9/1/36	2,250,000	1,745,303

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Willacy County Local Government
Corporation, Project Revenue	6.88	9/1/28	3,750,000	2,943,000
Virginia—1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	3,000,000	3,493,650
Washington—2.1%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,585,000	1,176,910
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,026,525
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,303,770
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	934,088
West Virginia—.6%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	1,405,000	1,271,385
Wisconsin—2.2%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	1,920,000	2,106,182
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.38	6/1/12	2,300,000 [e]	2,591,065
Wyoming—.4%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,000,000	878,740

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—3.8%
Government of Guam,
GO	6.75	11/15/29	1,500,000		1,515,540
Government of Guam,
LOR (Section 30)	5.38	12/1/24	1,500,000		1,506,315
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000		2,910,090
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,089,540
Total Long-Term Municipal Investments
(cost $232,189,697)					201,412,895

Short-Term Municipal
Investments—.5%
Idaho—.1%
Idaho Health Facilities Authority,
Revenue (Saint Luke’s Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	0.19	9/1/09	250,000	[f]	250,000
New York—.4%
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.33	9/1/09	200,000	[f]	200,000

20

Short-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.35	9/1/09	600,000 [f]	600,000
Total Short-Term Municipal Investments
(cost $1,050,000)				1,050,000

Total Investments (cost $233,239,697)			95.8%	202,462,895
Cash and Receivables (Net)			4.2%	8,938,290
Net Assets			100.0%	211,401,185

a	Purchased on a delayed delivery basis.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2009, these securities amounted to $3,323,020 or 1.6% of net assets.
d	Non-income producing—security in default.
e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

22

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	9.6
AA		Aa		AA	1.6
A		A		A	10.1
BBB		Baa		BBB	34.2
BB		Ba		BB	12.0
B		B		B	1.7
CCC		Caa		CCC	2.0
F1		MIG1/P1		SP1/A1	.5
Not Rated[g]		Not Rated[g]		Not Rated[g]	28.3
					100.0

† Based on total investments.
g Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2009

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			233,239,697	202,462,895
Cash				7,077,396
Interest receivable				3,888,162
Receivable for shares of Common Stock subscribed				666,125
Prepaid expenses				24,250
				214,118,828
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				181,094
Payable for investment securities purchased				1,970,400
Payable for shares of Common Stock redeemed				439,987
Accrued expenses				126,162
				2,717,643
Net Assets ($)				211,401,185
Composition of Net Assets ($):
Paid-in capital				258,730,699
Accumulated net realized gain (loss) on investments				(16,552,712)
Accumulated net unrealized appreciation
(depreciation) on investments				(30,776,802)
Net Assets ($)				211,401,185

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	58,930,710	29,578,610	20,697	122,871,168
Shares Outstanding	5,538,292	2,776,011	1,946.309	11,537,739
Net Asset Value Per Share ($)	10.64	10.66	10.63	10.65

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Year Ended August 31, 2009

Investment Income ($):
Interest Income	14,482,303
Expenses:
Management fee—Note 3(a)	1,170,078
Shareholder servicing costs—Note 3(c)	316,597
Distribution/Service Plan fees—Note 3(b)	281,576
Registration fees	69,671
Professional fees	65,039
Directors’ fees and expenses—Note 3(d)	20,532
Prospectus and shareholders’ reports	18,519
Custodian fees—Note 3(c)	13,296
Interest and expense related to
floating rate notes issued—Note 4	8,463
Loan commitment fees—Note 2	4,645
Miscellaneous	22,281
Total Expenses	1,990,697
Less—reduction in expenses
due to undertaking—Note 3(a)	(50)
Less—reduction in fees due to
earnings credits—Note 1(b)	(4,626)
Net Expenses	1,986,021
Investment Income—Net	12,496,282
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(12,349,783)
Net unrealized appreciation (depreciation) on investments	(16,157,681)
Net Realized and Unrealized Gain (Loss) on Investments	(28,507,464)
Net (Decrease) in Net Assets Resulting from Operations	(16,011,182)

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2009[a]	2008
Operations ($):
Investment income—net	12,496,282	10,927,042
Net realized gain (loss) on investments	(12,349,783)	(4,064,781)
Net unrealized appreciation
(depreciation) on investments	(16,157,681)	(10,767,985)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(16,011,182)	(3,905,724)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,033,186)	(2,580,171)
Class C Shares	(1,488,972)	(940,793)
Class I Shares	(791)	—
Class Z Shares	(7,806,483)	(7,292,232)
Total Dividends	(12,329,432)	(10,813,196)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	26,423,071	68,236,957
Class C Shares	9,976,822	26,948,111
Class I Shares	18,061	—
Class Z Shares	25,304,197	79,263,708
Dividends reinvested:
Class A Shares	1,911,979	1,684,467
Class C Shares	621,136	315,538
Class I Shares	272	—
Class Z Shares	6,371,861	5,935,250
Cost of shares redeemed:
Class A Shares	(22,300,528)	(35,067,212)
Class C Shares	(8,115,159)	(4,428,500)
Class Z Shares	(42,427,250)	(49,946,872)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(2,215,538)	92,941,447
Total Increase (Decrease) in Net Assets	(30,556,152)	78,222,527
Net Assets ($):
Beginning of Period	241,957,337	163,734,810
End of Period	211,401,185	241,957,337
Undistributed investment income—net	—	76,180

26

	Year Ended August 31,
	2009[a]	2008
Capital Share Transactions:
Class A
Shares sold	2,591,158	5,455,502
Shares issued for dividends reinvested	188,934	136,681
Shares redeemed	(2,154,039)	(2,845,951)
Net Increase (Decrease) in Shares Outstanding	626,053	2,746,232
Class C
Shares sold	972,856	2,151,475
Shares issued for dividends reinvested	61,434	25,720
Shares redeemed	(806,841)	(356,490)
Net Increase (Decrease) in Shares Outstanding	227,449	1,820,705
Class I
Shares sold	1,919	—
Shares issued for dividends reinvested	27	—
Net Increase (Decrease) in Shares Outstanding	1,946	—
Class Z
Shares sold	2,455,589	6,340,494
Shares issued for dividends reinvested	631,205	479,167
Shares redeemed	(4,164,335)	(3,994,186)
Net Increase (Decrease) in Shares Outstanding	(1,077,541)	2,825,475

a The fund commenced offering Class I shares on December 15, 2008.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended August 31,
Class A Shares	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.05	12.90	13.63
Investment Operations:
Investment income—net[b]	.65	.66	.28
Net realized and unrealized
gain (loss) on investments	(1.41)	(.86)	(.72)
Total from Investment Operations	(.76)	(.20)	(.44)
Distributions:
Dividends from investment income—net	(.65)	(.65)	(.29)
Net asset value, end of period	10.64	12.05	12.90
Total Return (%)[c]	(5.80)	(1.67)	1.57[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02	1.02	1.27[e]
Ratio of net expenses to average net assets[f]	1.02	1.02	1.27[e]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.00[g]	.05	.23[e]
Ratio of net investment income
to average net assets	6.40	5.28	4.51[e]
Portfolio Turnover Rate	28.94	76.05	55.80
Net Assets, end of period ($ x 1,000)	58,931	59,169	27,948

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	Amount represents less than .01%.

See notes to financial statements.

28

		Year Ended August 31,
Class C Shares	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.06	12.91	13.63
Investment Operations:
Investment income—net[b]	.57	.57	.23
Net realized and unrealized
gain (loss) on investments	(1.41)	(.87)	(.71)
Total from Investment Operations	(.84)	(.30)	(.48)
Distributions:
Dividends from investment income—net	(.56)	(.55)	(.24)
Net asset value, end of period	10.66	12.06	12.91
Total Return (%)[c]	(6.45)	(2.43)	1.27[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80	1.80	1.99[e]
Ratio of net expenses to average net assets[f]	1.80	1.80	1.99[e]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.00[g]	.05	.23[e]
Ratio of net investment income
to average net assets	5.63	4.53	3.69[e]
Portfolio Turnover Rate	28.94	76.05	55.80
Net Assets, end of period ($ x 1,000)	29,579	30,730	9,397

a	From March 15, 2007 (commencement of initial offering) to August 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	Amount represents less than .01%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Year Ended
Class I Shares	August 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	9.15
Investment Operations:
Investment income—net[b]	.49
Net realized and unrealized
gain (loss) on investments	1.46
Total from Investment Operations	1.95
Distributions:
Dividends from investment income—net	(.47)
Net asset value, end of period	10.63
Total Return (%)	21.80[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17[d]
Ratio of net expenses to average net assets	.75[d]
Ratio of interest and expense related to floating
rate notes issued to average net assets	—
Ratio of net investment income to average net assets	6.69[d]
Portfolio Turnover Rate	28.94
Net Assets, end of period ($ x 1,000)	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

30

		Year Ended August 31,
Class Z Shares	2009	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value, beginning of period	12.05	12.91	13.34	12.50
Investment Operations:
Investment income—net[c]	.67	.67	.63	.57
Net realized and unrealized
gain (loss) on investments	(1.41)	(.87)	(.39)	.82
Total from Investment Operations	(.74)	(.20)	.24	1.39
Distributions:
Dividends from investment income—net	(.66)	(.66)	(.63)	(.55)
Dividends from net realized
gain on investments	—	—	(.04)	—
Total Distributions	(.66)	(.66)	(.67)	(.55)
Net asset value, end of period	10.65	12.05	12.91	13.34
Total Return (%)	(5.64)	(1.59)	1.65	11.35[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.97	1.24	1.24[e]
Ratio of net expenses to average net assets	.84	.97[f]	1.24[f]	1.18[e]
Ratio of interest and expense related to floating
rate notes issued to average net assets	.00[g]	.05	.23	.07[e]
Ratio of net investment income
to average net assets	6.59	5.32	4.62	4.68[e]
Portfolio Turnover Rate	28.94	76.05	55.80	74.52
Net Assets, end of period ($ x 1,000)	122,871	152,058	126,390	80,330

a	The fund commenced offering three classes of shares on March 15, 2007. The existing shares were redesignated Class Z and the fund added Class A and Class C shares.
b	From September 30, 2005 (commencement of operations) to August 31, 2006.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
g	Amount represents less than .01%.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier High Yield Municipal Bond Fund” to “Dreyfus High Yield Municipal Bond Fund”.

On July 25, 2008, the fund’s Board of Directors approved, effective December 15, 2008 adding Class I shares.

MBSC Securities Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a spe-

32

cific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2009, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 1,093 of the outstanding Class I shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	202,462,895	—	202,462,895
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

  Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and any options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

34

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the period ended August 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended August 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $14,217, accumulated capital losses $7,748,638 and unrealized depreciation $30,546,808. In addition, the fund had $9,034,068 of capital losses realized after October 31, 2008, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2009. If not applied $715,251 of the carryover expires in fiscal 2016 and $7,033,387 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2009 and August 31, 2008 were as follows: tax exempt income $12,325,036 and $10,812,847, and ordinary income $4,396 and $349, respectively.

During the period ended August 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $243,030, increased accumulated net realized gains (losses) on investments by $237,936 and increased paid-in capital by $5,094. Net assets and net asset value per share were not affected by this reclassification.

36

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million credit facility led by Citibank, N.A. (the “Citibank Facility”) and a $300 million credit facility provided by The Bank of NewYork Mellon (the “BNYM Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended August 31, 2009, the fund did not borrow under either Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from December 15, 2008 through August 31, 2009 to reduce the expenses paid by Class I shares, to the extent that Class I shares aggregate annual expenses do not exceed an annual rate of .75% of the value of the average daily net assets of Class I shares.The reduction in expenses for Class I shares, pursuant to the undertaking, amounted to $50 during the period ended August 31, 2009.

During the period ended August 31, 2009, the Distributor retained $26,255 from commissions earned on sales of the fund’s Class A shares and $23,424 from CDSCs on redemptions of the fund’s Class C shares.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended August 31, 2009, Class C shares were charged $201,792, pursuant to the Plan.

Under the Service Plan (the “Service Plan”) adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing their shares and servicing shareholder accounts at an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2009, Class Z shares were charged $ 79,784, pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2009, Class A and Class C shares were charged $120,066 and $67,264, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2009, the fund was charged $55,348 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund

38

subscriptions and redemptions. During the period ended August 31, 2009, the fund was charged $4,626 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2009, the fund was charged $13,296 pursuant to the custody agreement.

During the period ended August 31, 2009, the fund was charged $6,097 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $105,052, Rule 12b-1 distribution plan fees $27,654, shareholder services plan fees $18,166, custodian fees $6,726, chief compliance officer fees $2,784 and transfer agency per account fees $20,762 which are offset against an expense reimbursement currently in effect in the amount of $50.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended August 31, 2009, redemption fees charged and retained by the fund amounted to $34,472.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2009, amounted to $64,146,430 and $52,652,400, respectively.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended August 31, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structures during the period ended August 31, 2009, was approximately $108,000, with a related weighted average annualized interest rate of 7.81%.

40

At August 31, 2009, the cost of investments for federal income tax purposes was $233,009,703; accordingly, accumulated net unrealized depreciation on investments was $30,546,808, consisting of $6,804,878 gross unrealized appreciation and $37,351,686 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 26, 2009, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus High Yield Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments,of Dreyfus HighYield Municipal Bond Fund (formerly Dreyfus Premier High Yield Municipal Bond Fund) (one of the series comprising Dreyfus Municipal Funds, Inc.) as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus HighYield Municipal Bond Fund at August 31,2009,the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York October 26, 2009

42

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended August 31, 2009 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $4,396 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2009 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for the 2009 calendar year on Form 1099-INT, both which will be mailed in early 2010.

The Fund 43

44

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,508 in 2008 and $128,018 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $15,367 in 2008 and $21,104 in 2009. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $11,915 in 2008 and $14,899 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $374 in 2008 and $274 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $3,605,073 in 2008 and $24,372,300 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no materials changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer

J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)